Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation
(b)	Principles of consolidation

The Group’s consolidated financial statements include the financial statements of the Group, its subsidiaries and its VIEs. All transactions and balances among the Group, its subsidiaries and its VIEs have been eliminated upon consolidation.

Subsidiaries are those entities in which the Group, directly or indirectly, controls more than one half of the voting powers; has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Group, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. In determining whether the Group or its subsidiaries are the primary beneficiary, the Group considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Group’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. As a result of the Group’s direct ownership in Sentage WFOE and the VIE Agreements, the Group is regarded as the primary beneficiary of the VIEs, and we treat the VIEs as the Group’s consolidated entities under U.S. GAAP, for accounting purposes. The Group has consolidated the financial results of the VIEs in its consolidated financial statements in accordance with U.S. GAAP. The VIE agreements have not been tested in a court of law in China as of the date of this annual report.

Use of estimates
(c)	Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the balance sheet date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Changes in estimates are recognized in the period of change and future periods if applicable, in accordance with ASC 250. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include, but are not limited to, estimate of standalone selling prices of each unit of accounting in multiple elements arrangements, the useful lives of long-lived assets including intangible assets, the allowance for expected credit loss of accounts receivable and other receivables, the realization of deferred tax assets and the recoverability of long-lived assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Functional currency
(d)	Functional currency

The Group use United States dollar (“US$”) as its reporting currency. The functional currency of the Group and its subsidiaries incorporated outside of the PRC is US$, while the functional currency of the PRC entities in the Group is RMB as determined based on the criteria of Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters.

Convenience translation
(e)	Convenience translation

The functional and reporting currency of the Group is the United States Dollar (“US$”). The Group’s operating subsidiary in China uses Renminbi (“RMB”) as the functional currency.

The financial statements of the Group and its subsidiaries, other than subsidiaries with functional currency of US$, are translated into US$ using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in shareholders’ equity. Translation gains and losses are recognized in the consolidated statements of operations and comprehensive income (loss) as other comprehensive income or loss.

For the Group, except for the shareholders’ equity, the balance sheet accounts on December 31, 2024 and 2025 were translated at RMB7.2993 and RMB6.9931 to $1.00, respectively. The shareholders’ equity accounts were translated at their historical rate. The average translation rates applied to statements of operations for the years ended December 31, 2024 and 2025 were RMB7.1957 and RMB7.1875 to $1.00, respectively. Cash flows were also translated at average translation rates for the periods. Therefore, amounts reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Cash and cash equivalents
(f)	Cash and cash equivalents

Cash and cash equivalents includes currency on hand and cash at banks that can be added or withdrawn without limitation. The Group maintains all of its bank accounts in the PRC. The Group’s cash balances in these bank accounts in the PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Restricted cash
(g)	Restricted cash

In connection with the Group’s newly launched prepaid payment network service business, the Group is required to make an initial one-year security deposit with designated PRC banks in order to be eligible to issue prepaid gift and debit cards to customers. Security deposit is based on 1% of the estimated proceeds to be collected from the prepaid card issuance and is subject to adjustment as be determined by the PRC banks based on actual sales volume of the prepaid cards. As of December 31, 2024 and 2025, the Group has not issued any prepaid cards to customers. The Group records such security deposit as restricted cash.

Accounts receivable, net
(h)	Accounts receivable, net

Accounts receivable net are service fees generated through providing prepaid payment network services to customers.

Since January 1, 2023, the Group adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Group changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets.

The Group maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of comprehensive operations and comprehensive loss. The Group assesses collectability by reviewing accounts receivable on aging schedules because the accounts receivable were primarily service fees generated through providing prepaid payment network services to customers. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the balances, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers. Delinquent account balances are written-off against the allowance for expected credit loss after management has determined that the likelihood of collection is not probable.

Property and equipment, net
(i)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and any recorded impairment.

Gains or losses arising from the disposal of an item of property and equipment are determined as the difference between the net disposal proceeds and the carrying amount of the item and are recognized in profit or loss on the date of disposal.

The estimated useful lives are presented below.

Office equipment and furniture	3-5 years
Transportation vehicles	3-5 years

Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets.

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of comprehensive operations and comprehensive loss.

Intangible assets
(j)	Intangible assets

Purchased intangible assets are initially measured at cost. Following initial recognition, intangible assets are measured at cost less any accumulated amortization and any accumulated impairment losses. Intangible assets with finite lives are amortized over the useful life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at each financial year end. Intangible assets, excluding development costs, created within the business are not capitalized and expenditure is charged against profits in the period in which the expenditure is incurred.

The Group’s intangible assets with definite useful lives primarily are purchased software. The Group typically amortizes intangible assets with definite useful lives on a straight-line basis over estimated useful lives of ten years.

Impairment of long-lived assets
(k)	Impairment of long-lived assets

Long-lived assets with finite lives, property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of December 31, 2024 and 2025.

Fair value of financial instruments
(l)	Fair value of financial instruments

The Group applies ASC 820, Fair Value measurements and Disclosures, for fair value measurements financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the consolidated financial statements on a recurring and non-recurring basis. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. ASC 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes three levels of inputs that may be used to measure fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access at the measurement date.
●	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
●	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

Unless otherwise disclosed, the fair value of the Group’s financial instruments, including cash, restricted cash, accounts receivable, prepaid expenses and other current assets, accounts payable and accrued expenses and other current liabilities approximate the fair value of the respective assets and liabilities as of December 31, 2024 and 2025 based upon the short-term nature of the assets and liabilities. The balance of due to related parties also approximate the fair value because it was paid by cash from related parties to the Group as working capital.

The functional currency for Sentage and Sentage HK is the United States dollar (“US$”). However, Sentage, and Sentage HK currently only serve as the holding companies and did not have active operations as of the date of this annual report. The Group operates its business through its VIEs in the PRC as of December 31, 2025. The functional currency of the Group’s VIEs is the Chinese Yuan (“RMB”). The Group’s consolidated financial statements have been translated into US$. Assets and liabilities accounts are translated using the exchange rate at each reporting period end date. Equity accounts are translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	As of December 31,
	2024	2025
Year-end spot rate	US$1=RMB7.2993	US$1=RMB6.9931
Average rate	US$1=RMB7.1957	US$1=RMB7.1875

Revenue recognition
(m)	Revenue recognition

On January 1, 2018, the Group adopted Accounting Standards Codification (“ASC”) 606, “Revenue from Contracts with customers”, using the modified retrospective approach.

The Group adopted ASC 606, “Revenue from Contracts with Customers” for all periods presented. Consistent with the criteria of ASC 606, the Group follows five steps for its revenue recognition: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The primary sources of the Group’s revenues are as follows:

(1)	Revenue from prepaid payment network services

In 2012, one of the Group’s VIE subsidiaries, Qingdao Buytop, was granted a third-party payment service license by the relevant authority in China. The Group started to provide prepaid payment network services to merchant customers in August 2019. The Group is licensed to issue generic and branded prepaid gift and debit cards and provide related services to various merchants, such as supermarket and department stores. In connection with the prepaid payment network services, the Group expects to generate revenue from: (1) technology consulting and support services fees related to payment solution planning, design, and management; (2) prepaid card payment services fees related to the issuance and use of prepaid cards.

Technology consulting and support services are short-term in nature, with a service period ranging from three to eight months. The contract comprises only one performance obligation providing customers with a technical construction solution for the prepaid card service system, which involves design and development of the online platform, activation of membership card functions, development of membership and prepaid card systems, supporting training services as well as follow-up technical support. Although these activities involve multiple deliverables, they are highly interrelated and integrated to provide a customized solution tailored to the client's specific needs and therefore do not constitute separate performance obligations. The Group acts as the principal in providing these services, taking on the primary obligation to perform the consulting and support and bearing the associated risks and rewards. Revenue is recognized over time because the customer simultaneously receives and consumes the benefits as the Group performs. Revenue is recognized based on the passage of time over the service period, which faithfully depicts the transfer of services to the customer as the services are rendered continuously and uniformly throughout the contract term.

For merchant customers requiring prepaid card payment services, the Group collects and processes information necessary for card issuance and authorizes transaction requests after verification. The Group assessed whether each of these activities represents a distinct good or service under ASC 606-10-25-19 and concluded they are not distinct in the context of the contract, as they are highly interdependent and together represent a single integrated service, with each activity significantly modifying the other. Accordingly, under ASC 606-10-25-14, the Group identified a single performance obligation to provide prepaid card processing services. In assessing whether the Group is the principal or agent under ASC 606-10-55-37A and 55-39, the Group determined it does not control the prepaid cards or underlying payment services before transfer to end-user cardholders; the merchant customers are primarily responsible for fulfilling the service and ensuring card functionality; the Group does not bear inventory risk as services are performed on an as-needed basis; the Group has limited pricing discretion, earning only a fixed service fee of 0.3% to 0.5% of each transaction amount; and the Group does not assume credit risk from merchants or cardholders. Based on these indicators, the Group concluded it acts as an agent and reports revenue on a net basis. Revenue is recognized at a point in time when end-user cardholders use the prepaid cards, as the Group’s performance obligation is satisfied and the fee amount can be reliably measured at that moment.

For the years ended December 31, 2025, 2024 and 2023, the Group earned $68,909, $107,507 and $146,554 revenue from providing technology consulting and support service revenue to customers, respectively.

Segment reporting
(n)	Segment reporting

An operating segment is a component of the Group that engages in business activities from which it may earn revenue and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s chief operating decision maker (“CODM”) in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM, in deciding how to allocate resources and in assessing performance. The Group’s revenue segments have similar economic characteristics and they are managed as a single business unit. The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the CODM, which is comprised of the executive directors of the Group, for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. The Group has determined that there is only one reportable operating segment.

Income taxes
(o)	Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

An uncertain tax position is recognized only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended December 31, 2025, 2024 and 2023. The Group does not believe that there was any uncertain tax provision on December 31, 2025, 2024 and 2023. The Group’s subsidiary and VIEs in China are subject to the income tax laws of the PRC. No significant income was generated outside the PRC for the fiscal years ended December 31, 2025, 2024 and 2023. As of December 31, 2025, all of the tax returns of the Group’s PRC subsidiary and VIEs remain available for statutory examination by PRC tax authorities.

Value added tax (“VAT”)
(p)	Value added tax (“VAT”)

The Group is a general taxpayer and is subject to applicable VAT tax rate of 6%. VAT is reported as a deduction to revenue when incurred. Entities that are VAT general taxpayers are allowed to offset qualified input VAT tax paid to suppliers against their output VAT liabilities.

Earnings per Share
(q)	Earnings per Share

The Group computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of December 31, 2025 and 2024, there were no dilutive shares.

Statutory reserve
(r)	Statutory reserve

In accordance with the Group Laws of the PRC, the PRC Entities registered as PRC domestic companies must make appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined in accordance with the legal requirements in the PRC. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the respective Group. Appropriation to the discretionary surplus fund is made at the discretion of the respective Group.

The use of the statutory reserves are restricted to the off-setting of losses or increasing capital of the respective Group. All these reserves are not allowed to be transferred to their investors in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

Comprehensive loss
(s)	Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive loss. The foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB to US$ is reported in other comprehensive income in the Consolidated Statements of Comprehensive Operations and Comprehensive loss.

Statement of Cash Flows
(t)	Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Group’s operations are formulated based upon the local currencies using the average exchange rate in the period. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Related parties and transactions
(u)	Related parties and transactions

The Group identifies related parties, and accounts for, discloses related party transactions in accordance with ASC 850, “Related Party Disclosures” and other relevant ASC standards.

Parties, which can be a corporation or individual, are considered to be related if the Group has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Transactions between related parties commonly occurring in the normal course of business are considered to be related party transactions. Transactions between related parties are also considered to be related party transactions even though they may not be given accounting recognition. While ASC does not provide accounting or measurement guidance for such transactions, it nonetheless requires their disclosure.

Right-of-use assets, net
(v)	Right-of-use assets, net

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842), which is effective for annual reporting periods (including interim periods) beginning after December 15, 2018, and early adoption is permitted.

The Group, through its subsidiary, leases its offices, which are classified as operating leases in accordance with Topic 842. Operating leases are required to record in the balance sheet as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date, and (3) initial direct costs for any expired or existing leases as of the adoption date. The Group elected the short-term lease exemption as the lease terms are 12 months or less.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset. The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Group recognizes operating lease expenses on a straight-line basis over the lease term and had no finance leases for any of the periods stated herein.

The right-of-use of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received. All right-of-use assets are reviewed for impairment annually. No impairment for right-of-use lease assets as of December 31, 2025 and 2024.

Accrued expenses and other current liabilities
(w)	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities include employee compensation payable, taxes payable and other payables.

Employee compensation payable refers to the salary, social security, provident fund and bonus payable to the Group’s employees before the end of the current fiscal year. taxes payable refers to the composition of VAT and surtax payable under PRC tax before the end of the fiscal year. Other payables mainly deposit, service fees, etc.

Long-term investment
(x)	Long-term investment

Beginning on January 1, 2018, the Group’s equity investments without readily determinable fair values, which do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”), and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative upon the adoption of ASU 2016-01 (the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. Upward adjustments resulting from observable price changes are limited to the amount of previously recognized impairment losses. All gains and losses on these investments, realized and unrealized, are recognized in the consolidated statements of operations and comprehensive income/(loss).

The Group makes assessment of whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Group recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations and comprehensive income/(loss) if any.

The investment was accounted for under the measurement alternative as the Group had no significant influence over the investee.

Impairment losses on long-term investments were $nil for both of the years ended December 31, 2024 and 2025.

Prepaid expenses and other current assets
(y)	Prepaid expenses and other current assets

Prepaid expenses and other current assets consist primarily of Advance to suppliers, Other receivable, net and VAT tax recoverable.

(i)	Advance to suppliers represents balance paid to suppliers for certain services that have not been completed. These advances are interest-free, unsecured and short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. As of December 31, 2024 and 2025, there was no allowance recorded as the Group considers all of the advance to suppliers balance fully realizable.
(ii)	As of December 31, 2024 and 2025, other receivables primarily included employee advances for business development, loan receivables, and the office space lease deposit. As of December 31, 2024 and 2025, there were allowances for credit losses of $125,675 and $ 976,334, respectively.
(iii)	VAT tax recoverable represents the amount that is overpaid by the Group before the VAT tax invoices received. Such amount can be used to offset future VAT tax liability.

Recent accounting pronouncements
(z)	Recent accounting pronouncements

In January 2025, the FASB issued ASU 2025-01 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The Board issued Update 2024-03 on November 4, 2024. Update 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of Update 2024-03, the Board was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in Update 2024-03 in an interim reporting period, rather than in an annual reporting period. The Board’s intent in the basis for conclusions of Update 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. However, the Board acknowledges that there was ambiguity between the intent in the basis for conclusions in Update 2024-03 and the transition guidance that was included in the Codification when Update 2024-03 was issued. We do not expect the adoption of this accounting standard to have an impact on our consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments—Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The ASU establishes authoritative guidance on the accounting for government grants received by business entities. This update is effective beginning with annual reporting period beginning after December 15, 2029, with early adoption permitted. The Group is currently evaluating the impact that the adoption of this standard will have on its combined financial statement.

In December 2025, the FASB issued ASU 2025-11, which is intended to improve the navigability of the guidance in ASC 270 and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides interim financial statements and notes in accordance with GAAP. The ASU also addresses the form and content of such financial statements, adds lists to ASC 270 of the interim disclosures required by all other Codification topics, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. As the Board stated in the proposed guidance and reiterates in the ASU, the amendments are not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. For entities other than public business entities, for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted for all entities. The Group is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.